[LOGO]

                                                SEMIANNUAL REPORT, June 30, 1998
                                               FUND FOR TAX-FREE INVESTORS, INC.
                                        4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                                   (800) 622-1386 (301) 657-1510

--------------------------------------------------------------------------------

                                                                   July 31, 1998

Dear Shareholders:

The economy in the first half of 1998 continued to grow in a low inflation environment. Although the labor market remains tight and consumer spending remains relatively strong, economic troubles in Asia and increased productivity in the U.S. economy have been able to help offset inflationary price increases. At the Federal Open Market Committee meeting in March of this year the Federal Reserve returned to a bias toward tightening the Fed Funds interest rate, but an actual adjustment to short-term rates has not been made since March of 1997.

Supply of municipal securities skyrocketed during the first six months of 1998, as issuers continued to take advantage of lower current rates by issuing new debt and refinancing outstanding higher coupon debt. Demand was unable to keep up with supply as equities kept most investors' focus and as "sticker shock" on municipal yields kept some investor's away as well. The yields on municipal securities at the end of June were relatively unchanged compared to the beginning of the year as opposed to yields on Treasury securities where the benchmark thirty-year Treasury dropped approximately 30 basis points in that same six-month period. Low inflation, a "flight-to-quality" to U.S. backed securities, and a smaller amount of Treasury issues being brought to market, have been cited as reasons for the drop in Treasury yields. International economic troubles such as those in Asia, have resulted in foreign investors seeking the safety of U.S. backed securities, and as the U.S. government lowers its budget deficit, the need to borrow through issuing Treasuries has decreased. With government bond yields decreasing and municipal bond yields remaining steady, the result has been that municipals have become "cheap" to Treasuries according to historic yield spreads.

                        TAX-FREE MONEY MARKET PORTFOLIO

The Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than one year. The portfolio had an annualized net investment income of 2.87% of net assets for the six-months ended June 30, 1998, with an average maturity of 64 days.

                   VIRGINIA AND MARYLAND TAX-FREE PORTFOLIOS

The Virginia Tax-Free Portfolio had a total return of 2.55% for the six-month period ending June 30, 1998, which included annualized net investment income of 4.56%. The assets for the portfolio were $33 million, and the average maturity was 16 years. The credit quality in the Fund remains high with over 90% being rated AA or better.

The Maryland Tax-Free Portfolio had a total return of 2.57% for the six-month period ending June 30, 1998 and its annualized net investment income was 4.58%. Assets of the portfolio at the end of this period were $46 million, and the average maturity was 15 years. The credit quality in the Maryland portfolio was also high with over 86% of its holdings being rated AA or better.

Both Maryland and Virginia have retained their AAA credit ratings.

                                    OUTLOOK

The economy should continue to expand in the second half of the year, as the Fed remains watchful of any potential upswings in inflation. Key to the inflation watch will be how big of an impact current international economic uncertainty will have on the U.S. economy and if sustained tight labor markets will begin to show any signs of increased wage pressure. Our feeling is that the Federal Reserve will not have sufficient evidence to intervene on short-term interest rates until late 1998 at the earliest.

It appears that new issuance of municipal bonds will be lower over the second half of the year as compared to the impressive volume of bonds issued over the first six months. Municipals should benefit from an environment of lower issuance as supply falls into line with demand and tax-free yields decrease in relation to Treasuries reflecting more traditional yield spreads, and pushing prices up.

The Fund for Tax-Free Investors maintains its long-term, conservative investment philosophy. We will continue to invest in high quality issues we feel provide the best value along the yield curve. Thank you for your continued support and we look forward to serving your investment needs in the future.

Sincerely,

       [SIGNATURE]                        [SIGNATURE]
Daniel L. O'Connor                        Richard J. Garvey
Chairman                                  President

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                 June 30, 1998
                                  (unaudited)

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
ARKANSAS 2.8%
Fayetteville, Public Facilities
Board Revenue Authority Floating
Rate Notes
  4%, 9/1/27+ VMIGI..............  $ 500,000  $   500,000
                                              -----------
CALIFORNIA 8.7%
California School Cash Reserve
Program Revenue
  4.75%, 7/2/98 SPI+.............    800,000      800,019
California School Cash Reserve
Program Revenue
  4.5%, 7/2/99 SPI+..............    800,000      805,856
                                              -----------
  State Total....................               1,605,875
                                              -----------
COLORADO 4.4%
Colorado Student Obligation Board
Authority Floating Rate Notes
  3.4%, 8/1/00+ A-1+.............    800,000      800,000
                                              -----------
FLORIDA 1.1%
Florida State Turnpike Authority
Revenue
  5.3%, 7/1/98 AAA...............    200,000      200,000
                                              -----------
HAWAII 2.8%
Hawaii State General Obligation
  5.5%, 10/1/98 AAA..............    500,000      502,411
                                              -----------
ILLINOIS 4.0%
Illinois State Sales Tax Revenue
  6.8%, 6/15/99 AAA..............    700,000      733,479
                                              -----------
INDIANA 3.8%
Allen County Economic Development
Floating Rate Notes
  3.5%, 8/1/21+ A-1+.............    695,000      695,000
                                              -----------
KANSAS 2.8%
Overland Park General Obligation
  5.1%, 9/1/98 AAA...............    500,000      501,113
                                              -----------
MARYLAND 10.9%
Baltimore County Revenue
Authority Floating Rate Notes
  3.55%, 1/1/16+ A-1.............    200,000      200,000
Maryland Health and Higher
Education Loyola College Issue B
Floating Rate Notes
  3.5%, 10/1/13+ AAA.............    200,000      200,000

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
MARYLAND (continued)
Maryland Health and Higher
Education North Arundel Hospital
Floating Rate Notes
  3.55%, 7/1/32+ VMIGI...........  $ 400,000  $   400,000
North East Maryland Waste
Disposal Authority Floating Rate
Notes
  3.8%, 1/1/08+ A-1+.............    400,000      400,000
Washington Suburban Sanitation
Floating Rate Notes
  3.55%, 1/1/99+ A-1+............    800,000      800,000
                                              -----------
  State Total....................               2,000,000
                                              -----------
MINNESOTA 14.6%
Hennepin County, Floating Rate
Notes
  3.4%, 12/1/10+ A-1+............    100,000      100,000
Minnesota State Higher Education
Floating Rate Notes
  3.7%, 12/1/24+ VMIG1...........    500,000      500,000
St. Paul Housing and
Redevelopment Authority Floating
Rate Notes
  3.55%, 12/1/12+ A-1+...........    800,000      800,000
St. Paul United Way Project
Floating Rate Notes
  3.6%, 12/1/18+ A-1.............    500,000      500,000
Waconia Industrial Development
Revenue Floating Rate Notes
  3.75%, 10/1/16+ A-1............    775,000      775,000
                                              -----------
  State Total....................               2,675,000
                                              -----------
MISSOURI 7.4%
Jackson County, School District
  4.75%, 3/1/99 AA...............    640,000      643,710
Missouri State Health and
Education, Drury College Floating
Rate Notes
  4.05%, 8/15/21+ VMIG1..........    700,000      700,000
                                              -----------
  State Total....................               1,343,710
                                              -----------
MONTANA 3.3%
Montana State Health Floating
Rate Notes
  3.5%, 12/1/15+ A-1+............    600,000      600,000
                                              -----------
NEW HAMPSHIRE 8.3%
New Hamphshire Health Floating
Rate Notes
  3.5%, 11/1/21+ VMIG1...........    700,000      700,000

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (continued)

                                 June 30, 1998
                                  (unaudited)

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
NEW HAMPSHIRE (continued)
Shaker, Regional School District
General Obligation
  4.75%, 8/15/98 AAA.............  $ 500,000  $   500,649
New Hampshire State Business
Finance Authority Foundation for
Seacoast Health Series A Floating
Rate Notes
  3.55%, 6/1/28+ A-1.............    300,000      300,000
                                              -----------
  State Total....................               1,500,649
                                              -----------
NEW YORK 7.2%
New York City, Series B Floating
Rate Notes
  4%, 8/15/03+ A-1+..............    200,000      200,000
New York City, Series B Floating
Rate Notes
  4%, 8/15/23+ A-1+..............    400,000      400,000
Nassau County, Revenue
Anticipation Notes
  4%, 3/10/99 SP1................    700,000      701,389
                                              -----------
  State Total....................               1,301,389
                                              -----------
NORTH CAROLINA 3.9%
City of Winston-Salem Floating
Rate Notes
  3.9%, 4/1/00+ A-1+.............    700,000      700,000
                                              -----------
PENNSYLVANIA 6.1%
Emmaus General Authority Floating
Rate Notes
  3.55%, 12/1/28+ A-1+...........    800,000      800,000
Pittsburgh Water and Sewer
Authority Revenue
  3.9%, 9/1/98 AAA...............    300,000      300,048
                                              -----------
  State Total....................               1,100,048
                                              -----------

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
TEXAS 1.2%
North Austin, Municipal Utility
Revenue
  7%, 11/15/98 AAA...............  $ 210,000  $   215,638
                                              -----------
VIRGINIA 0.9%
Fairfax County, General
Obligation
  4.7%, 10/1/98 AAA..............    155,000      155,322
                                              -----------
WEST VIRGINIA 2.3%
South Charleston, Hospital
Revenue
  8%, 10/1/98 AAA................    400,000      412,352
                                              -----------
WYOMING 3.9%
Lincoln County, P.C.R. Exxon
Project Floating Rate Notes
  4%, 11/1/14+ A-1+..............    700,000      700,000
                                              -----------
TOTAL INVESTMENTS 100.4%
  (Cost $18,241,986*).......................   18,241,986
LIABILITIES LESS OTHER ASSETS (0.4)%........      (77,328)
                                              -----------
NET ASSETS (NOTE 5) 100.0%..................  $18,164,658
                                              -----------
                                              -----------
NET ASSET VALUE PER SHARE
  (Based on 18,164,658 Shares
  Outstanding)..............................        $1.00
                                              -----------
                                              -----------

---------

*  Same cost is used for Federal income tax purposes.

+  Daily or Weekly Tender Bond

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO

                                 June 30, 1998
                                  (unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Alexandria Industrial
Development Authority Revenue
  7.4%, 1/1/08 A+..............  $  175,000  $   175,557
Arlington County General
Obligation
  6%, 8/1/04 AAA...............     500,000      555,635
  5.4%, 6/1/13 AAA.............   1,000,000    1,048,150
  5.375%, 12/1/16 AAA..........   1,000,000    1,036,300
Brunswick County Virginia
Revenue
  5.5%, 7/1/17 AAA.............   1,000,000    1,046,190
Chesapeake Water & Sewer System
Revenue
  6.5%, 7/1/05 A+..............     270,000      294,721
Fairfax City EDA Lease Revenue
  5.5%, 5/15/18 AA.............   2,000,000    2,056,440
Fairfax County Industrial
Development Authority Revenue
  5.25%, 8/15/19 AA............     500,000      520,825
Fairfax County Resource
Recovery Revenue
  7.75%, 2/1/11 A+.............     300,000      313,680
Fairfax County Water Authority
Revenue
  5.8%,1/1/16 AAA..............     500,000      551,855
  6%,4/1/07 AA-................     370,000      419,095
  6%,4/1/22 AA-................     630,000      682,397
Hampton General Obligation
  6%, 1/15/14 AA-..............     350,000      382,809
Hanover City Water & Sewer
Revenue
  5.25%, 2/1/16 AAA............     500,000      505,985
Hanover County Virginia General
Obligation
  5.4%, 7/15/16 AA.............   1,000,000    1,031,250
Henrico County Industrial
Development Authority Revenue
  7.125%, 8/1/21 AA............     400,000      461,664
Henrico County Water & Sewer
Revenue
  6.45%, 5/1/02 AAA............     300,000      313,770
  6.25%, 5/1/13 AA-............     200,000      209,180
Henry County General Obligation
  8.825%, 11/1/05 AAA..........     200,000      257,070

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Isle of Wight County General
Obligation
  6.7%, 1/1/02 A...............  $  200,000  $   220,276
James City County General
Obligation
  5.25%, 12/15/15 AAA..........   1,000,000    1,019,390
Leesburg General Obligation
  5.5%, 6/1/13 AAA.............     500,000      524,760
Loudoun County Sanitation
Authority Revenue
  6.25%, 1/1/16 AAA............     500,000      540,930
Lynchburg, General Obligation
  5%, 5/1/18 AA................   1,000,000      997,440
Lynchburg, I.D.A Healthcare
Facilities
  5.2%, 1/1/18 A+..............     500,000      496,970
Manassas, General Obligation
  5%, 1/1/14 AA-...............   1,000,000    1,004,340
Metropolitan Washington, D.C.
Airport Authority Revenue
  6.5%, 10/1/06 AAA............     300,000      327,438
Newport News General Obligation
  5%, 3/1/18 AA................     795,000      788,068
Norfolk General Obligation
  5.75%, 6/1/13 AAA............     500,000      531,980
Norfolk Water Revenue
  5.75%, 11/1/12 AAA...........     500,000      534,980
  5.875%, 11/1/15 AAA..........     500,000      537,115
Portsmouth Redevelopment and
Housing Authority Revenue
  6.05%, 12/1/08 AAA...........     500,000      538,075
Potomac and Rappahannock
Transportation District
Commission Revenue
  6.7%, 3/1/00 AAA.............     600,000      638,106
Prince William County
Industrial Development
Authority Revenue
  7.25%, 3/1/00 NR.............     250,000      268,078
Prince William County Park
Authority Revenue
  6.875%, 10/15/16 A-..........     500,000      564,170
Richmond Metro Authority
Revenue
  6.375%, 7/15/02 AAA..........     500,000      550,355
Upper Occoquan Sewer Authority
Revenue
  5.15%, 7/1/20 AAA............     500,000      509,265

                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (continued)

                                 June 30, 1998
                                  (unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Virginia Beach General
Obligation
  6.5%, 8/1/01 AA..............  $  500,000  $   544,780
  5%, 8/1/17 AA................   1,075,000    1,076,891
Virginia College Building
Authority Revenue
  6.625%, 5/1/13 A-............     300,000      322,584
  5.75%, 1/1/14 AA.............     500,000      528,985
Virginia Housing Development
Authority Revenue
  6.625%, 7/1/13 A+............     275,000      289,388
  5.95%, 7/1/13 AA+............     500,000      529,635
  5.75%, 1/1/19 AAA............   1,000,000    1,029,720
Virginia Port Authority Revenue
  5.9%, 7/1/16 AA..............     500,000      535,140
Virginia Public Building
Authority Revenue
  5%, 8/1/15 AA................   1,000,000    1,002,130
  5.2%, 8/1/16 AA..............   1,000,000    1,013,690
Virginia Public School
Authority Revenue
  6.2%, 8/1/13 AA..............     320,000      353,728
  5%, 8/1/16 AA................     500,000      501,065
  5%, 8/1/18 AA+...............   1,000,000      996,190

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Virginia Resource Authority
Revenue
  6.75%, 10/1/04 NR............  $  240,000  $   273,329
Virginia Transportation Board
Revenue
  5.125%, 5/15/17 AA...........     500,000      504,600
                                             -----------
TOTAL INVESTMENTS 97.5%
  (Cost $30,038,232*)......................   31,956,164
OTHER ASSETS LESS LIABILITIES 2.5%.........      827,909
                                             -----------
NET ASSETS (NOTE 5) 100.0%.................  $32,784,073
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 2,854,412 Shares
  Outstanding).............................       $11.49
                                             -----------
                                             -----------

---------

*    Same cost is used for Federal income tax purposes.

NR  Not Rated

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO

                                 June 30, 1998
                                  (unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Anne Arundel County Water and
Sewer General Obligation
  6.2%, 8/1/12 AA+.............  $  725,000  $   793,708
  6%, 7/15/13 AA+..............     500,000      532,520
  6.3%, 8/1/16 AA+.............     500,000      554,185
  6.3%, 8/1/19 AA+.............     725,000      806,816
Anne Arundel County Pollution
Control Revenue
  6%, 4/1/24 A.................   1,230,000    1,304,083
Anne Arundel County Solid Waste
Project General Obligation
  5.5%, 9/1/15 AA1.............     500,000      516,080
Baltimore City General
Obligation
  6.4%, 10/15/02 AAA...........     465,000      506,659
  5.5%, 10/15/10 AAA...........   1,000,000    1,069,670
Baltimore City Revenue
  6%, 7/1/15 AAA...............     500,000      565,445
Baltimore County General
Obligation
  6.125%, 7/1/02 AAA...........     500,000      545,435
  5.5%, 6/1/12 AAA.............   1,000,000    1,055,200
Baltimore Port Facility Revenue
  6.5%, 12/1/10 AA-............     400,000      435,032
  6.5%, 10/1/11 AA-............     250,000      271,143
Carroll County General
Obligation
  7.1%, 10/1/00 AA.............     235,000      255,356
  7.25%, 10/1/00 AA............     300,000      326,949
  5.3%, 11/1/15 AA.............   1,000,000    1,027,350
  6.5%, 10/1/24 AA.............     225,000      249,809
Frederick County General
Obligation
  6.125%, 12/1/07 AAA..........     500,000      546,445
  5.6%, 7/1/11 AA..............     500,000      529,585
City of Frederick General
Obligation
  6%, 10/1/11 AAA..............     300,000      329,670
Harford County General
Obligation
  5%, 3/1/14 AA-...............     500,000      503,780
Howard County Metropolitan
District General Obligation
  6%, 8/15/19 AAA..............     810,000      851,027
Howard County Public
Improvement General Obligation
  6%, 5/15/03 AAA..............     500,000      540,420
  5.5%, 2/15/04 AAA............   1,000,000    1,072,390

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Howard County Special
Facilities Revenue
  6.1%, 2/15/13 AA-............  $  500,000  $   540,900
Laurel General Obligation
  6.7%, 7/1/01 AAA.............     600,000      656,064
Maryland Community Development
Administration Revenue
  6.6%, 4/1/06 AA..............     200,000      212,032
  7.375%, 4/1/10 AA............     495,000      519,295
  7.25%, 4/1/11 AA.............     200,000      211,932
  7.15%, 4/1/11 AA.............     405,000      428,146
  7.7%, 5/15/20 AA.............     250,000      265,605
  7.25%, 4/1/27 AA.............     385,000      404,639
Maryland General Obligation
  5%, 10/15/11 AAA.............   1,000,000    1,031,470
  5%, 3/1/12 AAA...............   1,500,000    1,533,854
Maryland Health and Higher
Education Facilities Authority
Revenue
  5.7%, 7/1/09 A...............     500,000      549,340
  5.25%, 7/1/13 AAA............     500,000      523,865
  6.125%, 7/1/14 AAA...........     500,000      538,330
  5.5%, 10/1/16 AAA............   1,000,000    1,054,420
  6.125%, 7/1/19 AAA...........     500,000      539,415
  5%, 7/1/27 AAA...............   1,500,000    1,472,954
Maryland Health and Higher
Education Facilities Authority
Floating Rate Notes
  3.5%, 10/1/13+ AAA...........     500,000      500,000
Maryland Industrial Development
Revenue
  7.125%, 7/1/06 A-............     300,000      305,850
Maryland Stadium Authority
Sports Revenue
  7.375%, 12/15/04 AA-.........     425,000      452,731
  7.5%, 12/15/10 AA-...........     695,000      741,405
  5.55%, 3/1/13 AAA............     500,000      528,120
  5.875%, 12/15/13 AAA.........   1,000,000    1,076,410
  5.375%, 12/15/15 AA..........     500,000      512,970
  7.6%, 12/15/19 AA-...........     500,000      533,425
Maryland Water Quality Finance
Administration Revenue
  6%, 9/1/15 AA................   1,000,000    1,071,610

                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (continued)

                                 June 30, 1998
                                  (unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Montgomery County Housing
Opportunity Commission Revenue
  6.7%, 7/1/11 AA..............  $  345,000  $   365,624
  7.8%, 7/1/12 NR..............     200,000      209,680
  7.375%, 7/1/17 AA............     175,000      180,961
  6.65%, 7/1/17 AA.............     170,000      183,150
  7%, 7/1/23 A.................     250,000      264,465
Montgomery County Waste
Disposal Authority Revenue
  5.875%, 6/01/13 AAA..........     250,000      263,325
North East Maryland Waste
Disposal Authority Revenue
  6.2%, 7/1/10 A...............     500,000      533,160
  6.3%, 7/1/16 A...............   1,000,000    1,064,290
Prince George's County General
Obligation
  5.25%, 3/15/15 AAA...........   1,000,000    1,020,460
Prince George's County Housing
Authority Revenue
  6.35%, 7/20/20 AAA...........     700,000      740,628
Prince George's County
Pollution Control Revenue
  5.75%, 3/15/10 A.............   1,000,000    1,104,089
Prince George's County Revenue
Bond
  5.375%, 7/1/14 A.............     500,000      505,180
Prince George's County Solid
Waste Management System Revenue
  7%, 6/30/00 AAA..............     250,000      269,400
St. Mary's County General
Obligation
  5.85%, 11/1/18 AAA...........     500,000      533,160
                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
University of Maryland System
Auxiliary Revenue
  6.375%, 4/1/09 AA+...........  $  500,000  $   552,260
  5.6%, 4/1/12 AA+.............   1,000,000    1,056,790
  5.125%, 4/1/15 AA+...........   1,000,000    1,012,300
  5.6%, 4/1/16 AA+.............   1,000,000    1,047,810
Washington County General
Obligation
  5.125%, 1/1/12 AAA...........     500,000      508,655
  5.25%, 1/1/16 AAA............     500,000      508,230
Washington, D.C. Metropolitan
Area Transportation Authority
Revenue
  6%, 7/1/10 AAA...............     275,000      308,586
Washington Suburban Sanitary
District General Obligation
  6.2%, 6/1/12 AA..............     900,000      970,173
  5.125%, 6/1/20 AA............   1,000,000    1,005,650
                                             -----------
TOTAL INVESTMENTS 98.5%
  (Cost $43,036,472*)......................   45,601,565
OTHER ASSETS LESS LIABILITIES
  1.5%.....................................      695,665
                                             -----------
NET ASSETS (NOTE 5) 100.0%.................  $46,297,230
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 4,159,189 Shares
  Outstanding).............................       $11.13
                                             -----------
                                             -----------

---------

  * Same cost is used for
   Federal income tax
   purposes.

  + Daily or Weekly Tender
   Bond

 NR Not Rated

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                     For the Six Months Ended June 30, 1998
                                  (Unaudited)

                                                                              Money
                                                                             Market     Virginia    Maryland
                                                                            Portfolio   Portfolio  Portfolio
                                                                           -----------  ---------  ----------
INVESTMENT INCOME (Note 1)...............................................   $ 326,335   $ 859,746  $1,253,318
                                                                           -----------  ---------  ----------
EXPENSES
  Investment Advisory Fee (Note 2).......................................      45,054      97,901     142,180
  Administrative Fee (Note 2)............................................      22,527      46,992      68,246
  Other Fees.............................................................         121          --          --
                                                                           -----------  ---------  ----------
    Total Expenses.......................................................      67,702     144,893     210,426
                                                                           -----------  ---------  ----------
NET INVESTMENT INCOME....................................................     258,633     714,853   1,042,892
                                                                           -----------  ---------  ----------
Net Realized Gain (Loss) on Investment Transactions......................          --     360,045      59,623
Net Change in Unrealized Appreciation/Depreciation of Investments........          --    (272,104)     69,140
                                                                           -----------  ---------  ----------
NET GAIN ON INVESTMENTS..................................................          --      87,941     128,763
                                                                           -----------  ---------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................   $ 258,633   $ 802,794  $1,171,655
                                                                           -----------  ---------  ----------
                                                                           -----------  ---------  ----------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          Money Market                    Virginia             Maryland
                                                            Portfolio                    Portfolio             Portfolio
                                                   ---------------------------   --------------------------   -----------
                                                   For the Six                   For the Six                  For the Six
                                                   Months Ended   For the Year     Months      For the Year     Months
                                                     June 30,        Ended       Ended June       Ended       Ended June
                                                       1998       December 31,    30, 1998     December 31,    30, 1998
                                                   (unaudited)        1997       (unaudited)       1997       (unaudited)
                                                   ------------   ------------   -----------   ------------   -----------
FROM INVESTMENT
  ACTIVITIES
  Net Investment Income..........................  $   258,633    $   574,669    $  714,853    $ 1,518,094    $1,042,892
  Net Realized Gain on Investment Transactions...           --             --       360,045         70,517        59,623
  Net Change in Unrealized
    Appreciation/Depreciation of Investments.....           --             --      (272,104)     1,026,639        69,140
                                                   ------------   ------------   -----------   ------------   -----------
  Net Increase in Net Assets Resulting from
    Operations...................................      258,633        574,669       802,794      2,615,250     1,171,655
                                                   ------------   ------------   -----------   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)............     (258,633)      (574,669)     (714,853)    (1,519,055)   (1,042,892)
  From Net Realized Gain.........................           --             --            --        (48,336)           --
                                                   ------------   ------------   -----------   ------------   -----------
  Total Distributions to Shareholders............     (258,633)      (574,669)     (714,853)    (1,567,391)   (1,042,892)
                                                   ------------   ------------   -----------   ------------   -----------
FROM SHARE
  TRANSACTIONS
  Net Proceeds from Sales of Shares..............   17,085,825     31,756,045     8,610,878     12,324,705     4,447,696
  Reinvestment of Distributions..................      246,103        547,728       593,602      1,308,417       876,340
  Cost of Shares Redeemed........................  (18,344,416)   (32,016,149)   (9,415,666)   (14,128,407)   (4,499,626)
                                                   ------------   ------------   -----------   ------------   -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Share Transactions......................   (1,012,488)       287,624      (211,186)      (495,285)      824,410
                                                   ------------   ------------   -----------   ------------   -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS........   (1,012,488)       287,624      (123,245)       552,574       953,173
NET ASSETS - Beginning of Period.................   19,177,146     18,889,522    32,907,318     32,354,744    45,344,057
                                                   ------------   ------------   -----------   ------------   -----------
NET ASSETS - End of Period.......................  $18,164,658    $19,177,146    $32,784,073   $32,907,318    $46,297,230
                                                   ------------   ------------   -----------   ------------   -----------
                                                   ------------   ------------   -----------   ------------   -----------
SHARES
  Sold...........................................   17,085,825     31,756,045       750,122      1,104,589       399,791
  Issued in Reinvestment of Distributions........      246,103        547,728        51,817        116,812        78,879
  Redeemed.......................................  (18,344,416)   (32,016,149)     (819,768)    (1,266,554)     (405,025)
                                                   ------------   ------------   -----------   ------------   -----------
  Net Increase (Decrease) in Shares..............   (1,012,488)       287,624       (17,829)       (45,153)       73,645
                                                   ------------   ------------   -----------   ------------   -----------
                                                   ------------   ------------   -----------   ------------   -----------

                                                   For the Year
                                                      Ended
                                                   December 31,
                                                       1997
                                                   ------------
FROM INVESTMENT
  ACTIVITIES
  Net Investment Income..........................  $ 2,149,276
  Net Realized Gain on Investment Transactions...      326,372
  Net Change in Unrealized
    Appreciation/Depreciation of Investments.....      986,054
                                                   ------------
  Net Increase in Net Assets Resulting from
    Operations...................................    3,461,702
                                                   ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)............   (2,151,344)
  From Net Realized Gain.........................           --
                                                   ------------
  Total Distributions to Shareholders............   (2,151,344)
                                                   ------------
FROM SHARE
  TRANSACTIONS
  Net Proceeds from Sales of Shares..............    6,860,756
  Reinvestment of Distributions..................    1,803,253
  Cost of Shares Redeemed........................   (9,040,667)
                                                   ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Share Transactions......................     (376,658)
                                                   ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS........      933,700
NET ASSETS - Beginning of Period.................   44,410,357
                                                   ------------
NET ASSETS - End of Period.......................  $45,344,057
                                                   ------------
                                                   ------------
SHARES
  Sold...........................................      633,250
  Issued in Reinvestment of Distributions........      165,933
  Redeemed.......................................     (830,133)
                                                   ------------
  Net Increase (Decrease) in Shares..............      (30,950)
                                                   ------------
                                                   ------------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                             MONEY MARKET PORTFOLIO

                                            For the Six
                                           Months Ended              For the Years Ended December 31,
                                           June 30, 1998   -----------------------------------------------------
                                            (unaudited)      1997       1996       1995       1994       1993
                                          ---------------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of
    Period..............................     $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                               -------     ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income...............          0.01          0.03       0.03       0.03       0.02       0.02
                                               -------     ---------  ---------  ---------  ---------  ---------
      Total from Investment
        Operations......................          0.01          0.03       0.03       0.03       0.02       0.02
                                               -------     ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income..........         (0.01)        (0.03)     (0.03)     (0.03)     (0.02)     (0.02)
                                               -------     ---------  ---------  ---------  ---------  ---------
      Total Distributions to
        Shareholders....................         (0.01)        (0.03)     (0.03)     (0.03)     (0.02)     (0.02)
                                               -------     ---------  ---------  ---------  ---------  ---------
  Net Increase in Net Asset Value.......            --            --         --         --         --         --
                                               -------     ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Period.......     $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                               -------     ---------  ---------  ---------  ---------  ---------
                                               -------     ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN.................         2.89%(A)      2.93%      2.69%      3.09%      2.02%      1.66%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..............................         0.75%(A)      0.75%      0.75%      0.75%      0.75%      0.78%
  Net Investment Income.................         2.87%(A)      2.89%      2.67%      3.04%      1.99%      1.65%

SUPPLEMENTARY DATA:
  Net Assets at End of Period (000's
    omitted)............................     $  18,165     $  19,177  $  18,890  $  20,772  $  25,586  $  23,283
  Number of Shares Outstanding at End of
    Period (000's omitted)..............        18,165        19,177     18,890     20,792     25,604     23,312

---------

(A)  Annualized

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               VIRGINIA PORTFOLIO

                                                  For the Six
                                                 Months Ended              For the Years Ended December 31,
                                                 June 30, 1998   -----------------------------------------------------
                                                  (unaudited)      1997       1996       1995       1994       1993
                                                ---------------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Period.......     $   11.46     $   11.09  $   11.31  $   10.36  $   11.51  $   10.84
                                                     -------     ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income.....................          0.26          0.52       0.53       0.56       0.58       0.58
    Net Realized and Unrealized Gain (Loss) on
      Securities..............................          0.03          0.39      (0.22)      0.95      (1.15)      0.67
                                                     -------     ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations........          0.29          0.91       0.31       1.51      (0.57)      1.25
                                                     -------     ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income................         (0.26)        (0.52)     (0.53)     (0.56)     (0.58)     (0.58)
    From Net Realized Gain....................            --         (0.02)        --         --         --         --
                                                     -------     ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders.....         (0.26)        (0.54)     (0.53)     (0.56)     (0.58)     (0.58)
                                                     -------     ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset
    Value.....................................          0.03          0.37      (0.22)      0.95      (1.15)      0.67
                                                     -------     ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Period.............     $   11.49     $   11.46  $   11.09  $   11.31  $   10.36  $   11.51
                                                     -------     ---------  ---------  ---------  ---------  ---------
                                                     -------     ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN.......................         2.55%(B)      8.45%      2.91%     14.92%      (5.02)%    11.80%

RATIOS TO AVERAGE NET ASSETS:
  Expenses....................................         0.93%(A)      0.93%      0.93%      0.77%      0.55%      0.50%
  Expenses Before Reimbursement from
    Adviser...................................         0.93%(A)      0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income.......................         4.56%(A)      4.70%      4.84%      5.17%      5.35%      5.15%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.....................           19%           27%        46%        55%        33%        43%
  Net Assets at End of Period (000's
    omitted)..................................     $  32,784     $  32,907  $  32,355  $  33,468  $  27,929  $  34,371
  Number of Shares Outstanding at End of
    Period (000's omitted)....................         2,854         2,872      2,917      2,958      2,697      2,985

---------

(A)  Annualized

(B) Total Investment Return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               MARYLAND PORTFOLIO

                                                 For the Six
                                                Months Ended              For the Years Ended December 31,
                                                June 30, 1998   -----------------------------------------------------
                                                 (unaudited)      1997       1996       1995       1994       1993
                                               ---------------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Period......     $   11.10     $   10.79  $   10.98  $   10.11  $   11.27  $   10.60
                                                    -------     ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income....................          0.25          0.51       0.53       0.55       0.57       0.57
    Net Realized and Unrealized Gain (Loss)
      on Securities..........................          0.03          0.31      (0.19)      0.87      (1.16)      0.67
                                                    -------     ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations.......          0.28          0.82       0.34       1.42      (0.59)      1.24
                                                    -------     ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income...............         (0.25)        (0.51)     (0.53)     (0.55)     (0.57)     (0.57)
                                                    -------     ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders....         (0.25)        (0.51)     (0.53)     (0.55)     (0.57)     (0.57)
                                                    -------     ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset
    Value....................................          0.03          0.31      (0.19)      0.87      (1.16)      0.67
                                                    -------     ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Period............     $   11.13     $   11.10  $   10.79  $   10.98  $   10.11  $   11.27
                                                    -------     ---------  ---------  ---------  ---------  ---------
                                                    -------     ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN......................         2.57%(B)      7.85%      3.21%     14.35%    (5.24)%     11.91%

RATIOS TO AVERAGE NET ASSETS:
  Expenses...................................         0.93%(A)      0.93%      0.93%      0.77%      0.55%      0.50%
  Expenses Before Reimbursement from
    Adviser..................................         0.93%(A)      0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income......................         4.58%(A)      4.73%      4.92%      5.16%      5.36%      5.13%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate....................            5%           22%        31%        37%        38%        30%
  Net Assets at End of Period (000's
    omitted).................................     $  46,297     $  45,344  $  44,410  $  49,725  $  44,385  $  58,094
  Number of Shares Outstanding at End of
    Period (000's omitted)...................         4,159         4,086      4,116      4,527      4,391      5,157

---------

(A)  Annualized

(B) Total Investment Return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                         NOTES TO FINANCIAL STATEMENTS

                                 June 30, 1998
                                  (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On June 30, 1998, there were 200,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

    (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by a pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

    (b) Investment income is recorded as earned.

    (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the period ended June 30, 1998. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland Portfolios.

3. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the period ended June 30, 1998, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                                Virginia      Maryland
                                                               Portfolio     Portfolio
                                                              ------------  ------------
Purchases...................................................  $  5,917,443  $  3,233,600
                                                              ------------  ------------
                                                              ------------  ------------
Sales.......................................................  $  6,305,510  $  2,406,260
                                                              ------------  ------------
                                                              ------------  ------------

4. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

As of June 30, 1998, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $1,917,932 of which $1,923,377 related to appreciated investments and $5,445 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $2,565,093 of which $2,578,205 related to appreciated investments and $13,112 related to depreciated investments.

5. NET ASSETS

At June 30, 1998, net assets consisted of the following:

                                                                Money Market     Virginia       Maryland
                                                                  Portfolio      Portfolio      Portfolio
                                                                -------------  -------------  -------------
Paid-in-Capital...............................................   $18,164,658   $  30,506,096  $  43,802,932
Accumulated Net Realized Gain (Loss) on Investments...........            --         360,045        (70,795)
Net Unrealized Appreciation of Investments....................            --       1,917,932      2,565,093
                                                                -------------  -------------  -------------
NET ASSETS....................................................   $18,164,658   $  32,784,073  $  46,297,230
                                                                -------------  -------------  -------------
                                                                -------------  -------------  -------------

6. CAPITAL LOSS CARRYOVERS

At December 31, 1997, for Federal income tax purposes, the following Portfolio had capital loss carryforwards which may be applied against future net taxable realized gain of each succeeding year until the earlier of its utilization or its expiration:

                                                                               Maryland
                                                                              Portfolio
                                                                              ----------
Expires December 31, 2002...................................................  $  130,418